SCHEDULE OF INCOME STATEMENT OF DISCONTINUED OPERATIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue		$ 14,584,171	$ 16,340,575	$ 17,673,473
Expense		67,792	(9,916)	19,550
Loss before income tax		(6,364,785)	(1,011,327)	(753,081)
Income tax expense		51,950	(73,515)	(48,771)
Net gain on sale of discontinued operations, net of applicable income tax		6,433,304
Net gains (losses) attributable to discontinued operations (attributable to owners of the parent entity)		560,519	(7,790,717)	(11,229,018)
Other comprehensive (expenses) income from discontinued operations		$ 518,975	$ (345,067)	$ 435,275
(LOSS) EARNINGS PER SHARE DILUTED		$ 0.00	$ (0.06)	$ (0.10)
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
(LOSS) EARNINGS PER SHARE DILUTED	[1]	$ 0.03	$ (0.47)	$ (0.80)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue		$ 785,639	$ 5,198,772	$ 7,783,302
Expense		(6,658,423)	(12,989,489)	(19,006,403)
Loss before income tax		(5,872,784)	(7,790,717)	(11,223,101)
Income tax expense				(5,917)
Net gain on sale of discontinued operations, net of applicable income tax		6,433,304
Net gains (losses) attributable to discontinued operations (attributable to owners of the parent entity)		560,519	(7,790,717)	(11,229,018)
Exchange difference arising from translation of discontinued operations		(50,514)	(121,290)	2,076
Other comprehensive (expenses) income from discontinued operations		$ (50,514)	$ (121,290)	$ 2,076

[1]	Each ADS represents eight Class A ordinary shares.